PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Buildings	170,002	170,002	27,011
Medical equipment	767,001	952,579	151,350
Electronic and office equipment	5,260	5,200	826
Motor vehicles	424	941	150
Leasehold improvement and building improvement	4,681	5,400	857
Construction in progress	110,808	146,894	23,339
Total	1,058,176	1,281,016	203,533
Less: accumulated depreciation	(150,840)	(209,134)	(33,228)

	907,336	1,071,882	170,305
Less: impairment	-	(3,179)	(505)
	907,336	1,068,703	169,800

Depreciation expenses were approximately RMB51,681, RMB82,889 and RMB 94,837(US$15,068) for the years ended December 31, 2009, 2010 and 2011, respectively.

As at December 31, 2010 and 2011, certain of the Group’s property, plant and equipment with a net book value of approximately RMB173,517 and RMB171,333 (US$27,222) were pledged as security for bank borrowings of RMB77,086 and RMB32,933 (US$5,232), respectively.

As at December 31, 2010 and 2011, the Company held equipment under operating lease contracts with customers with an original cost of RMB767,001 and RMB948,078 (US$150,634) and accumulated depreciation of RMB140,509 and RMB187,776 (US$29,835), respectively.

During the year ended December 31, 2011, the Group identified impairment indicators such as insufficient gross margin in certain medical equipment leasing arrangements and with respect to a piece of medical equipment not currently in use. It was assessed that the future undiscounted cash flows for the equipment would be lower than its carrying amount. The Group assessed the fair value of the equipment by reference to the market value for similar assets and recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to RMB3,179 (US$505). The impairment charges are included in the caption of “Asset impairment” in the consolidated statements of operations.